CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS

4. CASH AND CASH EQUIVALENTS

As of December 31, 2022 and 2021 the Company had $1,438,430 and $2,597,848, respectively, of cash and cash equivalents, which consisted of $513,152 and $554,864, respectively, of cash in banks and $914,811 and $1,975,347, respectively, of time deposits placed with banks or other financial institutions and are all highly liquid investments with an original maturity of three months or less. The effective interest rate for the time deposits ranges between 1.10% to 1.88% per annum. As of December 31, 2022 and 2021, $231,187 and $295,761 of these balances are not covered by deposit insurance, respectively.

AGAPE ATP CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Currency expressed in United States Dollars (“US$”), except for number of shares)